OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Other Accounts Payable
Employee and payroll accruals		$ 2,065	$ 1,868
Accrued expenses		2,480	2,309
Institutions		153
Income tax payable		504
Liabilities to related parties	[1]	57	80
Current maturities of lease liabilities		232	234
Other accounts payable		$ 5,491	$ 4,491

[1]	current non-interest-bearing accounts.